RELATED PARTY TRANSACTIONS AND BALANCES - Balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Outstanding amounts due from related parties:
Prepayment and other receivables from related parties	¥ 23,105		¥ 17,348
Long-term receivables due from Sweihan PV	37,760
Subtotal	52,363		3,292
Other payables due to a related party:
Accounts payable - related parties	0	$ 0	15,863
Advances from a related party
Advances from JinkoPower	3,829
Jiangxi Jinko Engineering for sales of solar modules and others [Member]
Outstanding amounts due from related parties:
Accounts receivables from related parties	139,713		29,417
Jinko Power
Outstanding amounts due from related parties:
Notes receivables from a related party	282,824
Other assets from related parties			3,292
Notes payables due to a related party
Other payables due to a related party	5,964		2,230
Xinte Silicon for inventory purchase
Outstanding amounts due from related parties:
Advances to a related party	56,860
Notes payables due to a related party
Notes payables due to Xinte Silicon for inventory purchase	419,500
JinkoPower for outsourcing services
Outstanding amounts due from related parties:
Prepayment and other receivables from related parties	5,664		11,990
JinkoPower for disposal of solar power projects
Outstanding amounts due from related parties:
Prepayment and other receivables from related parties	12,953
Other assets from related parties	14,603
Sweihan PV Power Company P.S.J.C ("Sweihan PV", which develops and operates solar power projects in Dubai) for technical services
Outstanding amounts due from related parties:
Prepayment and other receivables from related parties	1,075
JinkoPower for miscellaneous transactions
Outstanding amounts due from related parties:
Prepayment and other receivables from related parties	¥ 3,413		5,358
Jinko-Tiansheng
Other payables due to a related party:
Accounts payable - related parties			¥ 15,863